Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Massachusetts Municipal Trust
Entity Central Index Key	0000357057
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity Massachusetts Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Money Market Fund
Class Name	Fidelity® Massachusetts Municipal Money Market Fund
Trading Symbol	FAUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Money Market Fund	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 3,982,131,065
Holdings Count | shares	259
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,982,131,065
Number of Holdings	259

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 74.7 8-30 0.7 31-60 5.2 61-90 5.2 91-180 4.0 >180 6.5 Variable Rate Demand Notes (VRDNs) 39.0 Municipal Securities 22.6 Tender Option Bond 21.5 Net Other Assets (Liabilities) 16.9 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 39.0 Municipal Securities - 22.6 Tender Option Bond - 21.5 Net Other Assets (Liabilities) - 16.9
Fidelity Massachusetts Municipal Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Money Market Fund
Class Name	Fidelity® Massachusetts Municipal Money Market Fund Premium Class
Trading Symbol	FMSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 3,982,131,065
Holdings Count | shares	259
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,982,131,065
Number of Holdings	259

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 74.7 8-30 0.7 31-60 5.2 61-90 5.2 91-180 4.0 >180 6.5 Variable Rate Demand Notes (VRDNs) 39.0 Municipal Securities 22.6 Tender Option Bond 21.5 Net Other Assets (Liabilities) 16.9 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 39.0 Municipal Securities - 22.6 Tender Option Bond - 21.5 Net Other Assets (Liabilities) - 16.9
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Money Market Fund
Class Name	Fidelity® Massachusetts Municipal Money Market Fund Institutional Class
Trading Symbol	FMAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 3,982,131,065
Holdings Count | shares	259
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,982,131,065
Number of Holdings	259

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 74.7 8-30 0.7 31-60 5.2 61-90 5.2 91-180 4.0 >180 6.5 Variable Rate Demand Notes (VRDNs) 39.0 Municipal Securities 22.6 Tender Option Bond 21.5 Net Other Assets (Liabilities) 16.9 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 39.0 Municipal Securities - 22.6 Tender Option Bond - 21.5 Net Other Assets (Liabilities) - 16.9
Fidelity Massachusetts Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Income Fund
Class Name	Fidelity® Massachusetts Municipal Income Fund
Trading Symbol	FDMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Income Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Income Fund	$ 22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 1,622,881,034
Holdings Count | shares	467
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,622,881,034
Number of Holdings	467
Portfolio Turnover	24%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 32.0 Education 17.7 Transportation 12.7 Special Tax 11.0 Health Care 10.4 Water & Sewer 5.8 Others(Individually Less Than 5%) 7.2 96.8 AAA 9.5 AA 62.6 A 8.3 BBB 12.6 BB 1.8 Not Rated 2.0 Short-Term Investments and Net Other Assets (Liabilities) 3.2 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.5 AA - 62.6 A - 8.3 BBB - 12.6 BB - 1.8 Not Rated - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.